RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) (USD $)	3 Months Ended						12 Months Ended					3 Months Ended						12 Months Ended				3 Months Ended						12 Months Ended				3 Months Ended						12 Months Ended					3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Mar. 31, 2012 Revenue Recognition Adjustments	Dec. 31, 2011 Revenue Recognition Adjustments	Sep. 30, 2011 Revenue Recognition Adjustments	Jun. 30, 2011 Revenue Recognition Adjustments	Mar. 31, 2011 Revenue Recognition Adjustments	Dec. 31, 2010 Revenue Recognition Adjustments	Sep. 30, 2011 Revenue Recognition Adjustments	Sep. 30, 2010 Revenue Recognition Adjustments	Sep. 30, 2009 Revenue Recognition Adjustments	Sep. 30, 2008 Revenue Recognition Adjustments	Mar. 31, 2012 Other Adjustments	Dec. 31, 2011 Other Adjustments	Sep. 30, 2011 Other Adjustments	Jun. 30, 2011 Other Adjustments	Mar. 31, 2011 Other Adjustments	Dec. 31, 2010 Other Adjustments	Sep. 30, 2011 Other Adjustments	Sep. 30, 2010 Other Adjustments	Sep. 30, 2009 Other Adjustments	Sep. 30, 2008 Other Adjustments	Mar. 31, 2012 Previously Reported	Dec. 31, 2011 Previously Reported	Sep. 30, 2011 Previously Reported	Jun. 30, 2011 Previously Reported	Mar. 31, 2011 Previously Reported	Dec. 31, 2010 Previously Reported	Sep. 30, 2011 Previously Reported	Sep. 30, 2010 Previously Reported	Sep. 30, 2009 Previously Reported	Sep. 30, 2008 Previously Reported	Sep. 30, 2008 Previously Reported Revenue Recognition Adjustments	Mar. 31, 2012 Adjustments	Dec. 31, 2011 Adjustments	Sep. 30, 2011 Adjustments	Jun. 30, 2011 Adjustments	Mar. 31, 2011 Adjustments	Dec. 31, 2010 Adjustments	Mar. 31, 2012 Adjustments	Mar. 31, 2011 Adjustments	Jun. 30, 2011 Adjustments	Sep. 30, 2011 Adjustments	Sep. 30, 2010 Adjustments	Sep. 30, 2009 Adjustments	Sep. 30, 2008 Adjustments
Increase in retained earnings																																																							$ 23,000,000
Increase in accumulated other comprehensive income																																																							(900,000)
Retained earnings			629,560,000				715,043,000	629,560,000	553,452,000	486,170,000	427,836,000										25,587,000										(2,619,000)			598,849,000				598,849,000	521,567,000	455,743,000	404,868,000				30,711,000							30,711,000	31,885,000	30,427,000
Net Income	23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	92,104,000	83,904,000	72,094,000	63,145,000		(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	2,321,000	31,000	9,900,000		332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(3,495,000)	1,427,000	(2,441,000)		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	85,078,000	70,636,000	55,686,000			(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	(2,343,000)	7,757,000	8,956,000	(1,174,000)	1,458,000	7,459,000
Reclassification
Service cost erroneously classified as product cost			5,000,000	8,900,000				13,900,000
Current assets:
Cash and cash equivalents			329,148,000				212,267,000	329,148,000	295,434,000	244,074,000	112,696,000																							329,148,000				329,148,000	295,434,000	244,074,000	112,696,000	112,696,000
Short-term investments			25,829,000					25,829,000	84,081,000	8,127,000																								25,829,000				25,829,000	84,081,000	8,127,000
Accounts receivable:
Trade and other receivables			20,259,000				17,543,000	20,259,000	11,594,000	12,833,000																								20,259,000				20,259,000	11,594,000	12,833,000
Long-term contracts			207,426,000				333,617,000	207,426,000	201,898,000	222,709,000																								204,120,000				204,120,000	199,353,000	223,186,000					3,306,000							3,306,000	2,545,000	(477,000)
Allowance for doubtful accounts			(395,000)				(463,000)	(395,000)	(663,000)	(4,558,000)																								(395,000)				(395,000)	(663,000)	(4,558,000)
Net accounts receivable			227,290,000				350,697,000	227,290,000	212,829,000	230,984,000																								223,984,000				223,984,000	210,284,000	231,461,000					3,306,000							3,306,000	2,545,000	(477,000)
Recoverable income taxes			24,917,000				7,083,000	24,917,000	6,810,000	249,000																								20,725,000				20,725,000	8,320,000						4,192,000							4,192,000	(1,510,000)	249,000
Inventories			38,359,000				52,366,000	38,359,000	40,653,000	57,605,000																								36,729,000				36,729,000	32,820,000	49,107,000					1,630,000							1,630,000	7,833,000	8,498,000
Deferred income taxes			9,483,000				7,587,000	9,483,000	14,290,000	20,191,000																								13,778,000				13,778,000	17,825,000	22,132,000					(4,295,000)							(4,295,000)	(3,535,000)	(1,941,000)
Prepaid expenses and other current assets			21,080,000				13,977,000	21,080,000	26,127,000	29,957,000																								20,452,000				20,452,000	25,893,000	29,957,000					628,000							628,000	234,000
Total current assets			676,106,000				712,726,000	676,106,000	680,224,000	591,187,000																								670,645,000				670,645,000	674,657,000	584,858,000					5,461,000							5,461,000	5,567,000	6,329,000
Long-term contract receivables			23,700,000				22,070,000	23,700,000	28,080,000	13,400,000																								23,700,000				23,700,000	28,080,000	13,400,000
Property, plant and equipment - net			48,467,000				55,327,000	48,467,000	47,469,000	48,895,000																								48,467,000				48,467,000	47,469,000	48,895,000
Deferred income taxes			12,824,000				16,364,000	12,824,000	19,288,000	14,504,000																								11,318,000				11,318,000	18,570,000	14,082,000					1,506,000							1,506,000	718,000	422,000
Goodwill			146,355,000				146,933,000	146,355,000	64,142,000	59,433,000	61,032,000																							146,355,000				146,355,000	64,142,000	59,433,000
Purchased intangibles			54,139,000				39,374,000	54,139,000	26,295,000	28,618,000																								54,139,000				54,139,000	26,295,000	28,618,000
Other assets			4,933,000				6,648,000	4,933,000	6,021,000	7,536,000																								4,216,000				4,216,000	5,196,000	7,029,000					717,000							717,000	825,000	507,000
Total assets			966,524,000				1,026,317,000	966,524,000	871,519,000	763,573,000																								958,840,000				958,840,000	864,409,000	756,315,000					7,684,000							7,684,000	7,110,000	7,258,000
Current liabilities:
Trade accounts payable			43,984,000				47,917,000	43,984,000	39,085,000	32,542,000																								38,870,000				38,870,000	33,638,000	28,626,000					5,114,000							5,114,000	5,447,000	3,916,000
Customer advances			134,316,000				100,764,000	134,316,000	98,515,000	83,978,000																								183,845,000				183,845,000	139,723,000	123,458,000					(49,529,000)							(49,529,000)	(41,208,000)	(39,480,000)
Accrued compensation			49,513,000				52,680,000	49,513,000	48,994,000	49,134,000																								49,513,000				49,513,000	48,994,000	49,134,000
Other current liabilities			57,006,000			13,902,000	55,988,000	57,006,000	61,091,000	59,644,000																								53,826,000			1,604,000	53,826,000	60,041,000	60,402,000								12,298,000					1,050,000	(758,000)
Income taxes payable			18,716,000				20,733,000	18,716,000	27,219,000	12,099,000																								7,902,000				7,902,000	20,107,000	3,491,000					10,814,000							10,814,000	7,112,000	8,608,000
Current portion of long-term debt			4,541,000				4,561,000	4,541,000	4,545,000	4,554,000																								4,541,000				4,541,000	4,545,000	4,554,000
Total current liabilities			308,076,000				282,643,000	308,076,000	279,449,000	241,951,000																								338,497,000				338,497,000	307,048,000	269,665,000					(30,421,000)							(30,421,000)	(27,599,000)	(27,714,000)
Long-term debt			11,377,000				6,942,000	11,377,000	15,949,000	20,570,000																								11,377,000				11,377,000	15,949,000	20,570,000
Accrued pension liability			41,166,000				46,382,000	41,166,000	39,855,000	33,762,000																								38,223,000				38,223,000	37,015,000	32,214,000					2,943,000							2,943,000	2,840,000	1,548,000
Deferred compensation			7,884,000				8,619,000	7,884,000	8,508,000	7,902,000																								7,884,000				7,884,000	8,508,000	7,902,000
Income taxes payable			12,129,000				4,862,000	12,129,000	9,961,000	11,001,000																								4,479,000				4,479,000	3,382,000	5,119,000					7,650,000							7,650,000	6,579,000	5,882,000
Other non-current liabilities			6,582,000				6,527,000	6,582,000	4,748,000																									6,582,000				6,582,000	4,748,000
Shareholders' equity:
Preferred stock, no par value: Authorized--5,000 shares Issued and outstanding--none
Common stock, no par value: Authorized--50,000 shares 2012, 2011 and 2010--Issued 35,682 shares, outstanding--26,736 shares 2009--Issued 35,677 shares, outstanding--26,732 shares			12,574,000				12,574,000	12,574,000	12,574,000	12,530,000																								12,574,000				12,574,000	12,574,000	12,530,000
Retained earnings			629,560,000				715,043,000	629,560,000	553,452,000	486,170,000	427,836,000										25,587,000										(2,619,000)			598,849,000				598,849,000	521,567,000	455,743,000	404,868,000				30,711,000							30,711,000	31,885,000	30,427,000
Accumulated other comprehensive loss			(26,493,000)				(21,148,000)	(26,493,000)	(16,340,000)	(14,242,000)																								(23,294,000)				(23,294,000)	(9,745,000)	(11,357,000)					(3,199,000)							(3,199,000)	(6,595,000)	(2,885,000)
Treasury stock at cost - 8,945 shares			(36,078,000)				(36,078,000)	(36,078,000)	(36,074,000)	(36,071,000)																								(36,078,000)				(36,078,000)	(36,074,000)	(36,071,000)
Shareholders' equity related to Cubic			579,563,000				670,391,000	579,563,000	513,612,000	448,387,000																								552,051,000				552,051,000	488,322,000	420,845,000					27,512,000							27,512,000	25,290,000	27,542,000
Noncontrolling interest in variable interest entity			(253,000)				(49,000)	(253,000)	(563,000)																									(253,000)				(253,000)	(563,000)
Total shareholders' equity			579,310,000				670,342,000	579,310,000	513,049,000	448,387,000																								551,798,000				551,798,000	487,759,000	420,845,000					27,512,000							27,512,000	25,290,000	27,542,000
Total liabilities and shareholders' equity			$ 966,524,000				$ 1,026,317,000	$ 966,524,000	$ 871,519,000	$ 763,573,000																								$ 958,840,000				$ 958,840,000	$ 864,409,000	$ 756,315,000					$ 7,684,000							$ 7,684,000	$ 7,110,000	$ 7,258,000